Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2013	2012	2011

Canadian statutory income tax rate	26.5%	26.5%	28.3%
Manufacturing and processing profits deduction	(0.4)	(0.7)	(0.8)
Foreign rate differentials	(1.5)	(1.5)	(2.0)
Losses not benefited	5.3	5.8	11.4
Utilization of losses previously not benefited	(1.0)	(0.3)	(10.2)
Earnings of equity accounted investees	(1.1)	(1.2)	(1.6)
Withholding tax	1.4	0	0
Valuation allowance on deferred tax assets [i]	(1.1)	(5.0)	(6.5)
Mexican flat tax [ii]	(1.9)	0	0
Research and development tax credits [iii]	(4.3)	(2.3)	(1.6)
Reserve for uncertain tax positions	(2.3)	(1.0)	(0.4)
Re-measurement gains	0	(1.1)	0
Other	(0.7)	(0.7)	0

Effective income tax rate	18.9%	18.5%	16.6%

[i]	GAAP requires that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more likely than not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

[ii]

During the fourth quarter of 2013, the Company recorded a tax benefit of $36 million as a result of the elimination of the Mexican flat tax, which became effective on January 1, 2014. Previously, there were two taxes in Mexico; a flat tax and an income tax and taxpayers were required to pay tax based on the greater of the two. Deferred taxes were also maintained by the Company based on calculations under one or the other of these taxes. The elimination of the flat tax allowed the Company to reverse its net deferred tax liabilities for its entities under that tax and establish a deferred tax asset under the income tax.

[iii]	For the year ended December 31, 2013, the amount includes a tax benefit of $36 million in connection with a settlement with the United States Internal Revenue Service, of claims for research and development tax credits covering years 2008 and 2009 and a resulting change in the Company’s estimate of the amount of similar claims for subsequent periods.

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2013	2012	2011

Canadian	$653	$944	$710
Foreign	1,252	806	507

	$1,905	$1,750	$1,217

Details of Income Tax Provision (Recovery)
[c]	The details of the income tax provision (recovery) are as follows:

	2013	2012	2011

Current
Canadian	$159	$170	$115
Foreign	301	200	163

	460	370	278

Deferred
Canadian	(29)	(6)	7
Foreign	(71)	(40)	(83)

	(100)	(46)	(76)

	$360	$324	$202

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2013	2012	2011

Tax depreciation greater (less) than book depreciation	$(23)	$13	$51
Book amortization less than (in excess of) tax amortization	(57)	16	0
Liabilities currently not deductible for tax	(48)	(29)	(28)
Net tax losses (benefited) utilized	50	(11)	(37)
Change in valuation allowance on deferred tax assets	(21)	(89)	(78)
Net tax credits utilized	2	53	24
Other	(3)	1	(8)

	$(100)	$(46)	$(76)

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2013	2012

Assets
Tax benefit of loss carryforwards	$610	$628
Liabilities currently not deductible for tax	337	263
Tax credit carryforwards	34	35
Unrealized loss on cash flow hedges and retirement liabilities	39	48
Other	11	0

	1,031	974
Valuation allowance against tax benefit of loss carryforwards	(528)	(504)
Other valuation allowance	(111)	(45)

	392	425

Liabilities
Tax depreciation in excess of book depreciation	170	199
Other assets book value in excess of tax value	15	77
Unrealized gain on cash flow hedges and retirement liabilities	21	19
Other	0	30

	206	325

Net deferred tax assets	$186	$100

Net Deferred Tax Assets Presented on Consolidated Balance Sheet

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2013	2012

Current deferred tax assets	$275	$170
Current deferred tax liabilities	(9)	(19)
Long-term deferred tax assets	120	90
Long-term deferred tax liabilities	(200)	(141)

	$186	$100

Summary of Changes in Gross Unrecognized Tax Benefits

A summary of the changes in gross unrecognized tax benefits is as follows:

	2013	2012	2011

Balance, beginning of year	$279	$252	$257
Additions based on tax positions related to current year	35	68	14
(Reductions)/additions based on tax positions of prior years	(44)	(31)	13
Settlements	(24)	(10)	(12)
Statute expirations	(7)	(5)	(16)
Foreign currency translation	(1)	5	(4)

	$238	$279	$252